GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended																				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ILS (₪)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Apr. 30, 2014 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Proceeds from related party debt																					$ 16	$ 16	$ 31	$ 46	$ 113
Working capital deficit																					1,900		1,900
Accumulated deficit																					(20,481)		(20,481)		(21,513)
Percentage of shareholders in rights offering of cash investment			69.60%
Cash investment			$ 3,400
Right-of-use leased assets																					3,144		3,144
Lease liability																					3,125		3,125
Minimum [Member]
Adjusted shareholders equity																					$ 2,500		$ 2,500
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants																				$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																				17.00%
Debt service ratio required to be maintained under debt covenants																				1.5
Nistec [Member]
Proceeds from related party debt				$ 2,500	$ 3,300				$ 275		$ 2,500	$ 1,100						$ 1,400
Proceeds from line of credit					530		$ 1,930
Remaining loan amount	$ 2,800
Investment amount			$ 2,500
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from line of credit					620											$ 1,300
Period of line of credit																1 year	1 year
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt														$ 840
Nistec [Member] | Bank Leumi [Member]
Proceeds from line of credit					$ 530
Nistec [Member] | NIS [Member]
Proceeds from related party debt | ₪						₪ 12,000				₪ 1,000			₪ 4,000						₪ 5,000
Proceeds from line of credit | ₪						2,000		₪ 7,000
Repayment of loan | ₪		₪ 2,000
Remaining loan amount | ₪		₪ 10,000
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member]
Proceeds from line of credit | ₪						2,250											₪ 4,500
Nistec [Member] | NIS [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt | ₪															₪ 3,000
Nistec [Member] | NIS [Member] | Bank Leumi [Member]
Proceeds from line of credit | ₪						₪ 2,000